Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information about Other Income [Line Items]
Summary of Information about Other Income

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Interest income (note i)	330	467	431
Government grants (note ii)	1,730	587	1,016

	2,060	1,054	1,447